Operating costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating costs
Staff costs	SFr 4,397,004	SFr 4,288,815	SFr 2,224,206
Depreciation	378,754	333,844	2,938
External research and development costs	6,981,854	9,350,667	2,368,457
Laboratory consumables	295,005	230,097	144,169
Patent maintenance and registration costs	328,177	268,143	261,954
Professional fees	1,399,123	1,951,661	2,313,722
Short term leases	36,651	26,150	179,102
Insurance D&O	1,505,897	44,142	19,358
Other operating costs	799,952	944,303	613,392
Total operating costs	SFr 16,122,417	SFr 17,437,822	SFr 8,127,298